Other Current and Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Current and Non-current Assets
Straight-lining of revenue	$ 25,268	$ 22,170
Marketable securities	107,919	60,850
Claims receivable	14,970	14,387
Other current assets	10,005	16,243
Total other current assets	158,162	113,650
Straight-lining of revenue	39,319	47,423
Other non-current assets	20,969	10,358
Total other non-current assets	$ 60,288	$ 57,781